September 24, 2020

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Vanguard World Fund (the "Trust")
File No. 2-17620

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/ Cassandre Juste

Cassandre Juste

Associate Counsel

The Vanguard Group, Inc.

cc: Lisa Larkin

U.S. Securities and Exchange Commission